Document and Entity Information	12 Months Ended
Aug. 04, 2015
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2015
Trading Symbol	PWR
Entity Registrant Name	QUANTA SERVICES INC
Entity Central Index Key	0001050915